Provisions (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [Roll Forward]
Balance at beginning	S/ 52,868	S/ 53,753
Additions, notes 22	25,207	32,955
Unwinding of discount, note 25	767	522	S/ 345
Change in estimates, note 23	(910)
Payments and advances	(26,102)	(34,362)
Balance at ending	51,830	52,868	53,753
Current portion	46,453	24,575
Non-current portion	5,377	28,293
Provisions	51,830	52,868
Worker' Profit-Sharing [Member]
Reconciliation of changes in other provisions [Roll Forward]
Balance at beginning	20,147	17,018
Additions, notes 22	15,712	21,554
Unwinding of discount, note 25
Change in estimates, note 23
Payments and advances	(21,518)	(18,425)
Balance at ending	14,341	20,147	17,018
Current portion	14,341	20,147
Non-current portion
Provisions	14,341	20,147
Long-term Incentive Plan [Member]
Reconciliation of changes in other provisions [Roll Forward]
Balance at beginning	30,322	34,368
Additions, notes 22	9,495	11,401
Unwinding of discount, note 25	767	477
Change in estimates, note 23
Payments and advances	(4,584)	(15,924)
Balance at ending	36,000	30,322	34,368
Current portion	32,112	4,200
Non-current portion	3,888	26,122
Provisions	36,000	30,322
Rehabilitation Provision [Member]
Reconciliation of changes in other provisions [Roll Forward]
Balance at beginning	2,399	2,367
Additions, notes 22
Unwinding of discount, note 25		45
Change in estimates, note 23	(910)
Payments and advances		(13)
Balance at ending	1,489	2,399	S/ 2,367
Current portion		228
Non-current portion	1,489	2,171
Provisions	S/ 1,489	S/ 2,399